UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2017

Item 1.

Schedule of Investments

Consolidated Quarterly Holdings Report
for

Fidelity® Global Strategies Fund

February 28, 2017

DYS-QTLY-0417
1.852678.109

Consolidated Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorization of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 59.7%
	Shares	Value
China Region Funds - 1.0%
iShares China Large-Cap ETF (a)	45,200	1,726,640
Diversified Emerging Markets Funds - 4.0%
Fidelity Emerging Markets Fund (b)	276,033	6,696,572
Europe Stock Funds - 6.3%
Fidelity Europe Fund (b)	225,437	7,764,059
Vanguard FTSE Europe ETF	57,700	2,864,805

TOTAL EUROPE STOCK FUNDS		10,628,864

Foreign Large Blend Funds - 3.4%
Fidelity Pacific Basin Fund (b)	205,461	5,802,227
Foreign Large Growth Funds - 5.0%
Fidelity International Capital Appreciation Fund (b)	489,559	8,346,980
Foreign Small Mid Blend Funds - 1.6%
iShares MSCI Israel Capped ETF	54,000	2,719,440
Japan Stock Funds - 7.6%
Fidelity Japan Smaller Companies Fund (b)	406,196	6,336,653
WisdomTree Japan Hedged Equity ETF	127,500	6,465,525

TOTAL JAPAN STOCK FUNDS		12,802,178

Large Growth Funds - 7.0%
Fidelity Capital Appreciation Fund (b)	135,978	4,547,097
Fidelity OTC Portfolio (b)	77,661	7,164,189

TOTAL LARGE GROWTH FUNDS		11,711,286

Large Value Funds - 10.1%
Fidelity Value Discovery Fund (b)	340,453	9,243,301
Fidelity Value Strategies Fund (b)	189,480	7,694,777

TOTAL LARGE VALUE FUNDS		16,938,078

Mid-Cap Growth Funds - 5.3%
Fidelity Mid-Cap Stock Fund (b)	246,310	8,906,561
Pacific Asia ex-Japan Stock Funds - 2.9%
iShares MSCI India ETF	63,600	1,887,012
Market Vectors Vietnam ETF(a)	219,200	2,961,392

TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		4,848,404

Sector Funds - Real Estate - 2.1%
Fidelity Real Estate Income Fund (b)	289,202	3,505,128
Small Blend Funds - 3.4%
Fidelity Event Driven Opportunities Fund (b)	421,503	5,799,875
TOTAL EQUITY FUNDS
(Cost $97,050,835)		100,432,233

Fixed-Income Funds - 27.4%
Emerging Markets Bond Funds - 1.1%
iShares JPMorgan USD Emerging Markets Bond ETF	17,100	1,941,876
Intermediate Government Funds - 15.1%
iShares 3-7 Year Treasury Bond ETF	205,900	25,335,995
Intermediate-Term Bond Funds - 1.8%
PIMCO Dynamic Credit Income Fund (a)	146,785	3,076,614
Long Government Bond Funds - 8.1%
iShares 10-20 Year Treasury Bond ETF (a)	37,800	5,095,440
iShares 20+ Year Treasury Bond ETF (a)	70,482	8,580,479

TOTAL LONG GOVERNMENT BOND FUNDS		13,675,919

World Bond Funds - 1.3%
SPDR Barclays Capital International Treasury Bond ETF (c)	81,800	2,162,792
TOTAL FIXED-INCOME FUNDS
(Cost $45,103,870)		46,193,196

Other - 5.2%
Currency Funds - 2.7%
CurrencyShares Euro Trust ETF (a)(c)	44,500	4,573,710
Exchange - Traded Notes - Agriculture - 2.5%
iPath Bloomberg Grains Total Return Sub-Index ETN (issued by Barclays Bank PLC, maturity date 10/22/37)	144,700	4,248,392
TOTAL OTHER
(Cost $9,300,766)		8,822,102
	Principal Amount

U.S Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.47% 3/2/17(d)
(Cost $249,997)	$250,000	249,997
	Shares

Money Market Funds - 13.2%
Fidelity Cash Central Fund, 0.60% (e)	8,715,793	8,717,536
Fidelity Investments Money Market Government Portfolio Institutional Class 0.49% (b)(f)	188,925	188,925
Fidelity Securities Lending Cash Central Fund 0.62% (e)(g)	13,271,838	13,274,492
TOTAL MONEY MARKET FUNDS
(Cost $22,178,230)		22,180,953
TOTAL INVESTMENT PORTFOLIO - 105.7%
(Cost $173,883,698)		177,878,481
NET OTHER ASSETS (LIABILITIES) - (5.7)%		(9,586,135)
NET ASSETS - 100%		$168,292,346

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
27 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	March 2017	4,966,192	$94,680

The face value of futures purchased as a percentage of Net Assets is 3.0%

Security Type Abbreviations

ETF – Exchange-Traded Fund

ETN – Exchange-Traded Note

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated Fund

 (c) Non-income producing

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $242,997.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) The rate quoted is the annualized seven-day yield of the fund at period end.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,593
Fidelity Securities Lending Cash Central Fund	143,974
Total	$170,567

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Capital Appreciation Fund	$4,147,809	$229,302	$--	$50,526	$4,547,097
Fidelity Emerging Markets Fund	6,131,652	40,875	--	40,875	6,696,572
Fidelity Europe Fund	9,863,279	112,782	1,690,000	84,808	7,764,059
Fidelity Event Driven Opportunities Fund	4,699,192	93,934	--	50,989	5,799,875
Fidelity International Capital Appreciation Fund	10,051,336	52,517	1,800,000	52,517	8,346,980
Fidelity Investments Money Market Government Portfolio Institutional Class 0.49%	188,434	491	--	491	188,925
Fidelity Japan Smaller Companies Fund	5,638,266	163,577	--	66,774	6,336,653
Fidelity Mid-Cap Stock Fund	7,878,962	659,943	--	62,401	8,906,561
Fidelity OTC Portfolio	6,033,430	203,095	--	--	7,164,189
Fidelity Pacific Basin Fund	5,434,499	126,430	--	34,317	5,802,227
Fidelity Real Estate Income Fund	4,902,675	200,293	1,690,000	168,101	3,505,128
Fidelity Value Discovery Fund	8,006,967	100,902	--	99,210	9,243,301
Fidelity Value Strategies Fund	6,775,717	1,279,441	--	103,701	7,694,777
Total	$79,752,218	$3,263,582	$5,180,000	$814,710	$81,996,344

Consolidated Subsidiary

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman, Ltd.	$71,979	$4,522,000	$--	$4,290,400
Total	$71,979	$4,522,000	$--	$4,290,400

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman, Ltd., a wholly owned subsidiary (the "Subsidiary"). As of February 28, 2017, the Fund held $4,290,400 in the Subsidiary, representing 2.5% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$100,432,233	$100,432,233	$--	$--
Fixed-Income Funds	46,193,196	46,193,196	--	--
Other	8,822,102	8,822,102	--	--
Money Market Funds	22,180,953	22,180,953	--	--
U.S. Government and Government Agency Obligations	249,997	--	249,997	--
Total Investments in Securities:	$177,878,481	$177,628,484	$249,997	$--
Derivative Instruments:
Assets
Futures Contracts	$94,680	$94,680	$--	$--
Total Assets	$94,680	$94,680	$--	$--
Total Derivative Instruments:	$94,680	$94,680	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes, on an unconsolidated basis, was $175,474,595. Net unrealized appreciation aggregated $2,406,715, of which $7,980,774 related to appreciated investment securities and $5,574,059 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 28, 2017